Statements of Changes in Stockholders’ Equity (Deficit) - Vallon - 10-K - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Vallon Pharmaceuticals, Inc.	Vallon Pharmaceuticals, Inc. Common Stock	Vallon Pharmaceuticals, Inc. Additional Paid-in Capital	Vallon Pharmaceuticals, Inc. Accumulated Other Comprehensive Gain (Loss)	Vallon Pharmaceuticals, Inc. Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020						150,206
Beginning balance at Dec. 31, 2020					$ (1,454)	$ 0	$ 11,145	$ 0	$ (12,599)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible promissory note (in shares)						1,830
Conversion of convertible promissory note					439		439
Issuance of common stock (in shares)						75,000
Issuance of common stock					15,104		15,104
Issuance of common stock for services (in shares)						57
Issuance of common stock for services					9		9
Warrant issuance					399		399
Stock-based compensation					626		626
Unrealized gain (loss) on marketable securities, available-for-sale					(2)			(2)
Net loss					$ (9,303)				(9,303)
Ending balance (in shares) at Dec. 31, 2021		121,631			227,093	227,093
Ending balance at Dec. 31, 2021	$ (4,848)	$ 0	$ 10,430	$ (15,278)	$ 5,818	$ 0	27,722	(2)	(21,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(302)			(302)
Ending balance (in shares) at Mar. 31, 2022		121,631
Ending balance at Mar. 31, 2022	(5,150)	$ 0	10,430	(15,580)	$ 3,360	$ 0	27,903	(6)	(24,537)
Beginning balance (in shares) at Dec. 31, 2021		121,631			227,093	227,093
Beginning balance at Dec. 31, 2021	(4,848)	$ 0	10,430	(15,278)	$ 5,818	$ 0	27,722	(2)	(21,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(948)
Ending balance (in shares) at Sep. 30, 2022		121,631
Ending balance at Sep. 30, 2022	(5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2021		121,631			227,093	227,093
Beginning balance at Dec. 31, 2021	$ (4,848)	$ 0	10,430	(15,278)	$ 5,818	$ 0	27,722	(2)	(21,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)						123,333
Issuance of common stock					2,161	$ 0	2,161
Warrant exercise (in shares)						98,666
Warrant exercise					1,286		1,286
Vesting of restricted stock (in shares)						316
Stock-based compensation					99		99
Unrealized gain (loss) on marketable securities, available-for-sale					2			2
Net loss					$ (7,024)				(7,024)
Ending balance (in shares) at Dec. 31, 2022	142,821	142,820			449,408	449,408
Ending balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ 2,342	$ 0	31,268	0	(28,926)
Beginning balance (in shares) at Mar. 31, 2022		121,631
Beginning balance at Mar. 31, 2022	(5,150)	$ 0	10,430	(15,580)	$ 3,360	$ 0	27,903	(6)	(24,537)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(295)			(295)
Ending balance (in shares) at Jun. 30, 2022		121,631
Ending balance at Jun. 30, 2022	(5,445)	$ 0	10,430	(15,875)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrant issuance	30		30
Net loss	(351)			(351)
Ending balance (in shares) at Sep. 30, 2022		121,631
Ending balance at Sep. 30, 2022	$ (5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2022	142,821	142,820			449,408	449,408
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ 2,342	$ 0	31,268	0	(28,926)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrant issuance	532		532
Stock-based compensation	13		13
Net loss	(2,150)			(2,150)
Ending balance (in shares) at Mar. 31, 2023		142,887
Ending balance at Mar. 31, 2023	$ (3,230)	$ 0	17,416	(20,646)
Beginning balance (in shares) at Dec. 31, 2022	142,821	142,820			449,408	449,408
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ 2,342	$ 0	$ 31,268	$ 0	$ (28,926)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (11,033)
Ending balance (in shares) at Sep. 30, 2023	422,333	422,333
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	31,756	(29,529)
Beginning balance (in shares) at Mar. 31, 2023		142,887
Beginning balance at Mar. 31, 2023	(3,230)	$ 0	17,416	(20,646)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrant exercise (in shares)		6,240
Warrant exercise	12		12
Stock-based compensation	13		13
Net loss	(6,746)			(6,746)
Ending balance (in shares) at Jun. 30, 2023		422,333
Ending balance at Jun. 30, 2023	4,038	$ 0	31,430	(27,392)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	326		326
Net loss	$ (2,137)			(2,137)
Ending balance (in shares) at Sep. 30, 2023	422,333	422,333
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	$ 31,756	$ (29,529)